FINANCIAL RISK FACTORS - Contractual undiscounted cash flows (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Less than 1 year
Contractual undiscounted cash flows
Loans	£ 9,624	£ 23,901
Lease liabilities	4	21
Between 1 and 2 years
Contractual undiscounted cash flows
Loans	11,314	2,188
Lease liabilities	8	42
Between 2 and 5 years
Contractual undiscounted cash flows
Loans	10,178	693
Lease liabilities	12	63
Issued debt - bonds	31,356	26,908
Over 5 years
Contractual undiscounted cash flows
Lease liabilities	£ 424	£ 251